Securities at amortised cost - Debt securities by type and balance sheet lines (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Loan loss provisions	€ (4,491)	€ (4,515)
Financial assets	876,444	836,747
Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	31,223	69,730	€ 82,912
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	76,128	82,193
Loan loss provisions	(17)
Financial assets	81,323	89,670
Debt securities [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	3,218
Debt securities [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	25,622
Loan loss provisions	(6)
Financial assets	27,995	65,747	€ 78,888
Debt securities [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	47,288
Loan loss provisions	(11)
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	40,381	43,561
Debt securities [member] | Government bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	142
Debt securities [member] | Government bonds [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	15,580
Debt securities [member] | Government bonds [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	24,659
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	17,639	19,077
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	467
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	5,928
Debt securities [member] | Sub-sovereign Supranationals and Agencies [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	11,244
Debt securities [member] | Covered bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	8,967	9,409
Debt securities [member] | Covered bonds [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	2,245
Debt securities [member] | Covered bonds [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	6,722
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,273	2,254
Debt securities [member] | Corporate bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	23
Debt securities [member] | Corporate bonds [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	485
Debt securities [member] | Corporate bonds [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	765
Debt securities [member] | Financial institutions bonds [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	4,402	3,498
Debt securities [member] | Financial institutions bonds [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,527
Debt securities [member] | Financial institutions bonds [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	460
Debt securities [member] | Financial institutions bonds [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	2,415
Debt securities [member] | ABS portfolio [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	3,466	4,394
Debt securities [member] | ABS portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,059
Debt securities [member] | ABS portfolio [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	924
Debt securities [member] | ABS portfolio [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets before allowance for loan loss provision	1,483
Debt securities [member] | Bond portfolio [member]
Disclosure of financial assets [line items]
Financial assets	76,111	€ 82,193
Debt securities [member] | Bond portfolio [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Financial assets	3,218
Debt securities [member] | Bond portfolio [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	25,616
Debt securities [member] | Bond portfolio [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	€ 47,276